Company information - New share warrant plans ("BSA") (Details)		12 Months Ended
	Mar. 09, 2020 item	Dec. 31, 2020 item	Dec. 31, 2020	Dec. 31, 2019 item
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement				10,000
BSA 2019 bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement		10,000	10,000
BSA 2019 bis | Jeremy Goldberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share warrants granted	10,000
BSA 2019 ter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement		36,000	36,000
BSA 2019 ter | David Nikodem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share warrants granted	36,000		36,000
BSA - 2019 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	46,000			10,000
BSA - 2019 plan | David Nikodem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement				10,000